Goodwill and Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
	June 30, 2022	December 31, 2021	Weighted average amortization period
	Unaudited	Audited
Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	1,032	728	7-8.84
Non-competition	270	-	4
Backlog	117	117

	4,926	4,352
Accumulated amortization and impairments:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship	731	708
Non-competition	23	-
Backlog	117	117

	4,378	4,332

Amortized cost	$548	$20

Schedule of carrying amount of goodwill
Goodwill
Balance as of December 31,2021	4,676
Changes during six months ended June 30, 2022 :
Recognition of goodwill	219
Balance as of June 30, 2022	$4,895